Pension and Severance Plans (Changes in Benefit Obligation and Plan Assets as well as Funded Status and Composition of Amounts Recognized in Consolidated Balance Sheets) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Japan
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	¥ 1,010,574	¥ 1,004,676
Service cost	23,128	25,185	¥ 26,811
Interest cost	7,020	8,024	5,912
Actuarial loss	29,295	21,920
Other	6	(8)
Benefits paid	(35,069)	(49,223)
Benefit obligation at end of the fiscal year	1,034,954	1,010,574	1,004,676
Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	711,077	699,008
Actual return on plan assets	18,701	38,896
Employer contribution	36,875	6,090
Benefits paid	(24,449)	(32,917)
Fair value of plan assets at end of the fiscal year	742,204	711,077	699,008
Funded status at end of the fiscal year	(292,750)	(299,497)
Foreign plans
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	356,397	352,442
Service cost	2,780	3,181	2,958
Interest cost	10,083	10,393	10,426
Plan participants' contributions	462	573
Actuarial loss	1,700	663
Foreign currency exchange rate changes	(1,554)	8,858
Curtailments and settlements	(6,120)	(5,422)
Effect of changes in consolidated subsidiaries	1,947
Benefits paid	(13,777)	(14,291)
Benefit obligation at end of the fiscal year	351,918	356,397	352,442
Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	269,745	259,177
Actual return on plan assets	15,243	13,426
Foreign currency exchange rate changes	(838)	6,181
Employer contribution	8,542	9,040
Plan participants' contributions	462	573
Curtailments and settlements	(5,960)	(5,285)
Benefits paid	(12,445)	(13,367)
Fair value of plan assets at end of the fiscal year	274,749	269,745	¥ 259,177
Funded status at end of the fiscal year	¥ (77,169)	¥ (86,652)